ACQUISITION AND DISPPOSAL OF SUBSIDIARIES - Disposal in 2025 (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
ACCRUED EXPENSES AND OTHER PAYABLES
Structured Entity, Asset Backed Securitization Vehicle, Issuance Size	¥ 860,000
Percentage of interest subscribed in structured entity	7.00%
Gain on deconsolidation of a subsidiary		¥ 469,838	$ 67,186
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
ACCRUED EXPENSES AND OTHER PAYABLES
Gain on deconsolidation of a subsidiary	¥ 470,000